Related Party Transactions (Table)	12 Months Ended
Dec. 31, 2017
Related Party Transactions Table
Schedule of general and administrative costs with related parties
				Net balance receivable (payable)
	Years ended December 31,			as at December 31,
	2017	2016	2015	2017	2016

Key management compensation:
Executive salaries and remuneration (1)	$720	$460	$415	$-	$-
Severance	-	-	141	-	-
Directors fees	98	8	11	(2)	(1)
Share-based payments	351	245	153	-	-
	$1,169	$713	$720	$(2)	$(1)

Legal fees (2)	$-	$-	$59	$-	$-

Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (3)	(16)	(41)	(38)	1	(4)